Unabsorbed cost due to production stoppage (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	$ 25,509	$ 27,758	$ 0
Services provided by third parties
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	19,374	8,580
Direct labor
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	3,418	11,075
Consumption of materials and supplies
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	781	2,817
Short-term and low-value lease
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	668	1,394
Insurances
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	456	1,736
Maintenance and repair
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	275	498
Transport
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	87	291
Electricity and water
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	22	250
Other
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	$ 428	$ 1,117